Customer Contract Related Balances - Summary of Significant Movements in Contract Assets and Liabilities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of performance obligations [abstract]
Revenue recognized relating to the opening contract liability balance	kr 30,249	kr 23,980
Revenue recognized relating to performance obligations satisﬁed, or partially satisfied, in prior reporting periods	780	138
Aggregate amount of transaction price allocated to unsatisﬁed, or partially unsatisﬁed, performance obligations	kr 122,539	kr 134,199